Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Administrative expenses
Staff costs	$ 139,670		$ 111,306	$ 417,138
Impairment of property, plant and equipment and prepaid land rent	51,113		27,594	21,604
Total Cost of sales	907,388	[1]	838,423	810,967
Indirect tax receivable	400		800
Cost of sales.
Administrative expenses
Tower repairs and maintenance	74,523		75,931	69,304
Power generation	267,044		216,030	237,640
Short term site rental	11,165		7,543	3,547
Short term other rent	3,419		3,085	2,289
Vehicle maintenance and repairs	2,754		2,754	2,108
Site regulatory permits	41,165		27,313	19,360
Security services	36,132		32,719	33,027
Insurance	4,156		4,695	5,958
Staff costs	26,323		24,588	20,561
Travel costs	7,155		4,313	4,719
Professional fees	3,385		2,457	2,122
Depreciation	330,799		367,007	353,368
Amortization	34,051		32,503	24,549
Impairment of property, plant and equipment and prepaid land rent	51,113		27,594	21,604
Other	14,204		9,891	10,811
Total Cost of sales	$ 907,388		$ 838,423	$ 810,967

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).